                                                           OMB APPROVAL
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                                                             SEC USE ONLY



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER



        Report for the Calendar Year or Quarter Ended: December 31, 2000.

                (Please read instructions before preparing form.)

If amended report check here: [0]

GeoCapital LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

825 Third Avenue - 32nd floor          New York          NY            10022
--------------------------------------------------------------------------------
Business Address      (Street)          (City)        (State)         (Zip)

Irwin Lieber                          212-486-4455         Chairman & CIO
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.

                                   ATTENTION
           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                          FEDERAL CRIMINAL VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 4th day of January, 2001.

                                                  Irwin Lieber
                                ------------------------------------------------
                                    (Name of Institutional Investment Manager)


                                ------------------------------------------------
                                  (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                  13F File No.: 3   Name:                     13F File No.: 3
------------------------------------   ---------------   -----------------------   ---------------
1. Irwin Lieber                        28-4421           6.
------------------------------------   ---------------   -----------------------   ---------------
2. Barry K Fingerhut                   28-4421           7.
------------------------------------   ---------------   -----------------------   ---------------
3. Affiliated Managers Group           28-4421           8.
------------------------------------   ---------------   -----------------------   ---------------
4.                                                       9.
------------------------------------   ---------------   -----------------------   ---------------
5.                                                       10.
------------------------------------   ---------------   -----------------------   ---------------

                                    FORM 13F
Page 2 of 2       Name of Reporting Manager  GeoCapital LLC       (SEC USE ONLY)
                                                                         |
                                                                         |
                                                                         |

                                           4                                                                ITEM 6:
   ITEM 1:               ITEM 2:           ITEM 3:        ITEM 4:        ITEM 5:                   INVESTMENT DISCRETION
----------------     --------------       --------       --------       ----------      -------------------------------------------
                                                                        SHARES OF                      (b) SHARED-      (c) SHARED-
NAME OF ISSUER       TITLE OF CLASS        CUSIP        FAIR MARKET     PRINCIPAL       (a) SOLE       AS DEFINED       OTHER
                                           NUMBER          VALUE         AMOUNT                        IN INSTR. V
----------------     --------------       --------      -----------     ----------      --------       -----------      ------------
See Attached
____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________
COLUMN TOTALS
____________________________________________________________________________________________________________________________________

5                             ITEM 8:
   ITEM 7:           Voting Authority (Shares)
  MANAGERS        ------------------------------
SEE INSTR. V      (a) SOLE  (b) SHARED  (c) NONE
------------      --------  ----------  --------
See Attached
________________________________________________

________________________________________________

________________________________________________

________________________________________________
COLUMN TOTALS
________________________________________________

                                                                 SEC 1685 (5/91)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     96

Form 13F Information Table Value Total:     $1,850,236,000
                                            --------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -

SEC 13F
DEC 31, 2000

SECURITY                       TITLE OF                          FAIR MARKET     SHARES/                 INVESTMENT DISCRETION
                               CLASS            CUSIP            VALUE           PRINCIPAL             SOLE    SHARED      SHARED
                                                                                 AMOUNT                                    OTHER
ABM INDS INC                   COMMON            957100          53,663,820       1,752,288                    1752288
ACCRUE SOFTWARE, INC.          COMMON         00437W102           6,843,770       2,737,508                    2737508
AGENCY.COM LTD                 COMMON           8447104           1,960,750         506,000                     506000
AMDOCS LTD ORD                 COMMON         G02602103             298,125           4,500                       4500
AMERICAN INTL GROUP I          COMMON          26874107             326,735           3,315                       3315
APOLLO GROUP INC CL A          COMMON          37604105         133,838,056       2,720,977                    2720977
APPLERA CORP-CELERA G          COMMON          38020202          26,820,826         742,445                     742445
APPLIED THEORY CORP            COMMON         03828R104           2,136,000       1,068,000                    1068000
ARIBA INC COM                  COMMON         04033V104             311,454           5,808                       5808
BJ SVCS CO                     COMMON          55482103          25,003,347         363,025                     363025
BROADVISION INC                COMMON         111412102          22,313,635       1,888,985                    1888985
CABLETRON SYS INC              COMMON         126920107          16,458,794       1,092,700                    1092700
CENTRA SOFTWARE, INC.          COMMON         15234X103           7,620,575       1,966,600                    1966600
CISCO SYS INC                  COMMON         17275R102             270,619           7,075                       7075
CLARUS CORP DEL                COMMON         182707109           3,991,505         570,215                     570215
COMPLETE BUSINESS SOL          COMMON         20452F107          26,367,890       2,556,886                    2556886
CONCUR TECHNOLOGIES,           COMMON         206708109           2,480,812       2,236,225                    2236225
CONSOL ENERGY INC              COMMON         20854P109          14,682,972         525,565                     525565
CRITICAL PATH INC              COMMON         22674V100          27,460,365         893,020                     893020
CUNO INC                       COMMON         126583103           3,322,069         123,900                     123900
CYLINK                         COMMON         232565101           2,088,112         968,400                     968400
CYPRESS SEMICONDUCTOR          COMMON         232806109             552,353          28,056                      28056
C-BRIDGE INTERNET SOL          COMMON         12500B105           3,594,258         920,130                     920130
DATA RETURN CORP               COMMON         23785M104           4,385,475       1,169,460                    1169460
DELANO TECHNOLOGY COR          COMMON         245701107           5,261,047         962,020                     962020
DEVRY INC                      COMMON         251893103         112,651,663       2,984,150                    2984150
DIGEX INC                      COMMON         253756100          15,437,475         686,110                     686110
DIGITALTHINK INC               COMMON         25388M100          16,307,996         955,780                     955780

SEC 13F
DEC 31, 2000

SECURITY                       TITLE OF                          FAIR MARKET     SHARES/                 INVESTMENT DISCRETION
                               CLASS            CUSIP            VALUE           PRINCIPAL             SOLE    SHARED      SHARED
                                                                                 AMOUNT                                    OTHER
DISCOVERY PARTNERS IN          COMMON         254675101             303,125          25,000                      25000
EBENX INC                      COMMON         278668108           6,434,383         953,242                     953242
ECSOFT GROUP                   COMMON         279240105             214,988          25,480                      25480
EDISON SCHS INC CL A           COMMON         281033100          67,567,185       2,144,990                    2144990
EGAIN COMMUNICATIONS           COMMON         28225C103           6,664,649       2,154,230                    2154230
ELOYALTY CORP                  COMMON         290151109          20,096,925       3,106,771                    3106771
EMUSIC COM INC COM             COMMON         292476108               9,980          35,485                      35485
EXODUS COMMUNICATIONS          COMMON         302088109          36,241,960       1,812,098                    1812098
FELCOR LODGING TR INC          COMMON         31430F101          27,744,113       1,159,023                    1159023
FRONTLINE CAP GROUP            COMMON         35921N101           9,404,880         707,300                     707300
FRONTLINE CAPITAL GRO          WARRANT        35921N994                   0          26,450                      26450
HOLLYWOOD MEDIA CORPO          COMMON         436233100           6,468,537       1,669,300                    1669300
HORIZON OFFSHORE INC           COMMON         44043J105          21,576,085       1,092,460                    1092460
HOST MARRIOTT CORP NE          COMMON         44107P104          31,123,191       2,405,657                    2405657
IGO CORP                       COMMON         449592104           2,452,340       1,353,015                    1353015
INFORMATION HOLDINGS,          COMMON         456727106          34,224,258       1,460,235                    1460235
INFOSPACE.COM INC              COMMON         45678T102           6,190,979         700,040                     700040
INTERLAND INC                  COMMON         458726106           2,470,300         705,800                     705800
JUNIPER NETWORKS INC           COMMON         48203R104           3,781,875          30,000                      30000
JUPITER MEDIA METRIX           COMMON         48206U104          23,321,014       2,504,270                    2504270
KIRBY CORP                     COMMON         497266106          38,726,520       1,844,120                    1844120
LEGG MASON INC                 COMMON         524901105          99,918,229       1,833,362                    1833362
LIFEMINDERS INC                COMMON         53220Q105           3,773,718       1,078,205                    1078205
LYNX THERAPEUTICS INC          COMMON         551812308           5,485,410         609,490                     609490
MACROMEDIA INC                 COMMON         556100105          36,450,608         600,010                     600010
MARCHFIRST INC                 COMMON         566244109           5,795,370       3,863,580                    3863580
MAVERICK TUBE CORP             COMMON         577914104          15,409,887         681,100                     681100
MILLENNIUM PHARMACTCL          COMMON         599902103           2,475,000          40,000                      40000
MILLER HERMAN INC              COMMON         600544100          65,081,375       2,263,700                    2263700

SEC 13F
DEC 31, 2000

SECURITY                       TITLE OF                          FAIR MARKET     SHARES/                 INVESTMENT DISCRETION
                               CLASS            CUSIP            VALUE           PRINCIPAL             SOLE    SHARED      SHARED
                                                                                 AMOUNT                                    OTHER
MODEM MEDIA INC CL A           COMMON         607533106           5,533,051       1,670,355                    1670355
MORRISON MANAGEMENT S          COMMON         618459101          45,673,024       1,308,308                    1308308
NATIONAL INSTRUMENTS           COMMON         636518102          59,449,727       1,224,190                    1224190
NEON SYS INC                   COMMON         640509105           5,987,500         958,000                     958000
NETCREATIONS INC               COMMON         64110N102           1,980,684         289,415                     289415
NETRO CORP                     COMMON         64114R109              69,375          10,000                      10000
NETSOLVE, INC.                 COMMON         64115J106             478,164          62,710                      62710
NORTEL NETWORKS CORP           COMMON         656568102             967,069          30,162                      30162
ONESOURCE INFORMATION          COMMON         68272J106           2,848,280         367,520                     367520
PARADIGM GENETICS INC          COMMON         69900R106          10,174,750       1,017,475                    1017475
PARAMETRIC TECHNOLOGY          COMMON         699173100          35,562,344       2,646,500                    2646500
PEOPLESOFT                     COMMON         712713106          39,089,836       1,051,155                    1051155
PREDICTIVE SYS INC             COMMON         74036W102           1,957,950         273,600                     273600
PRIMUS TELECOMM GROUP          COMMON         741929103           3,891,880       1,682,975                    1682975
PROBUSINESS SERVICES           COMMON         742674104          30,508,359       1,148,550                    1148550
QUEST PRODS CORP               COMMON         747955102             174,300       4,056,434                    4056434
QUEST SOFTWARE                 COMMON         74834T103           7,160,568         255,165                     255165
RARE MEDIUM GROUP INC          COMMON         75382N109              22,875          12,000                      12000
RWD TECHNOLOGIES INC.          COMMON         74975B101             949,788         310,135                     310135
S1 CORP                        COMMON         78463B101           1,050,000         200,000                     200000
SCHEIN HENRY INC               COMMON         806407102          29,910,979         863,855                     863855
SCIQUEST COM                   COMMON         80908Q107              15,426          11,753                      11753
SEACOR SMIT INC.               COMMON         811904101          77,043,000       1,464,000                    1464000
SOTHEBY HLDGS INC CL           COMMON         835898107          46,211,760       1,992,960                    1992960
SPDR TR UNIT SER 1             COMMON         78462F103             327,969           2,500                       2500
STEIN MART INC COM             COMMON         858375108          15,686,775       1,349,400                    1349400
STEWART ENTERPRISES,           COMMON         860370105           4,850,548       2,544,550                    2544550
TALK.COM INC                   COMMON         874264104           6,070,016       4,222,620                    4222620
TECHNOLOGY SOLUTION C          COMMON         87872T108           8,064,715       3,795,160                    3795160

SEC 13F
DEC 31, 2000

SECURITY                       TITLE OF                          FAIR MARKET     SHARES/                 INVESTMENT DISCRETION
                               CLASS            CUSIP            VALUE           PRINCIPAL             SOLE    SHARED      SHARED
                                                                                 AMOUNT                                    OTHER
TERRA NETWORKS S A AD          COMMON         88100W103             325,834          30,848                      30848
TESSCO TECHNOLOGIES            COMMON         872386107           7,115,220         395,290                     395290
TRUE NORTH COMMUNICAT          COMMON         897844106          81,377,088       1,914,755                    1914755
UNIVERSITY OF PHOENIX          COMMON          37604204          24,045,761         745,605                     745605
US CONCRETE INC.               COMMON         90333L102           5,690,000         910,400                     910400
VERITAS DGC INC                COMMON         92343P107          55,857,036       1,729,320                    1729320
VESTCOM INTL INC COM           COMMON         924904105              22,656          12,500                      12500
WILEY JOHN & SONS INC          COMMON         968223206          86,286,681       4,013,334                    4013334
WIND RIV SYS INC               COMMON         973149107          26,069,111         763,930                     763930
W-H ENERGY SVCS INC            COMMON         9.29E+112           5,876,719         298,500                     298500

TOTAL                                                         1,850,234,200

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                                              OMB Number:              3235-0006
                                              Expires:            April 30, 2000
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                      PAPERWORK REDUCTION ACT INFORMATION

     Potential persons who are to respond to the collection of information contained in this form are not required to respond to the collection of
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     Section 13(f) of the Exchange Act requires the Commission to adopt rules creating a reporting and disclosure system to collect specific information and to disseminate such information to the public. Pursuant to this statutory mandate, the Commission adopted rule 13f-1 under the Exchange Act (17 CFR 240.13f-1), which requires institutional investment managers who exercise investment discretion over accounts of exchange-traded or NASDAQ-quoted equity securities having, in the aggregate, a fair market value of at least $100,000,000 to file quarterly reports with the Commission on Form 13F with respect to the value of those securities over which they have investment discretion.

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collect specific information and to disseminate such information to the public about the holdings of institutional investment managers who exercise investment discretion over accounts of exchange-traded or NASDAQ-quoted equity securities having, in the aggregate, a fair market value of at least $100,000,000.

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